Long-Term Debt and Other Financial Liabilities, October 2024 Alpha Bank Loan Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Installment	Dec. 31, 2024 USD ($)	Oct. 21, 2024 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 293,958	$ 261,451
October 2024 Alpha Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount			$ 34,000
Margin on variable rate	2.40%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term SOFR [Member]
Term of loan	5 years
Final balloon payment	$ 14,800
Balance outstanding	$ 29,200
October 2024 Alpha Bank Loan Facility [Member] | Minimum [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	0.75%
Security cover ratio	125.00%
October 2024 Alpha Bank Loan Facility [Member] | First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	4
Frequency of periodic payment	quarterly
Installment payment	$ 1,200
October 2024 Alpha Bank Loan Facility [Member] | Last Sixteen Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	16
Frequency of periodic payment	quarterly
Installment payment	$ 900